Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	RM 14,816,854	$ 3,520,781	RM 3,493,475
Fixed deposits	8,906,833	2,116,441	330,214
Cash and bank balances, total	RM 23,723,687	$ 5,637,222	RM 3,823,689